Income Taxes (Tables)	3 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	Three months ended	Year ended
	December 31,	September 30,
	2018	2018	2017	2016
Net loss before taxes	$(23,253)	$(52,031)	$(23,380)	$(14,327)
U.K. statutory tax rate	19.0%	19.0%	19.5%	20.0%
Income tax benefit at U.K. statutory tax rate	(4,423)	(9,886)	(4,559)	(2,865)
Tax incentives / credits	(3,234)	(7,296)	(3,702)	(1,837)
Non-deductible expenses	127	1,553	609	694
Adjustments in respect of prior years	265	(13)	13	57
Operating losses	3,605	7,317	3,754	2,168
Tax on property, plant, equipment and intangibles	140	233	113	—
Other, net	915	812	119	6
Total income tax benefit	$(2,605)	$(7,280)	$(3,653)	$(1,777)
Effective rate of income tax	11.2%	14.0%	15.6%	12.4%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at December 31, 2018 and September 30, 2018 and 2017 (in thousands):

	December 31,	September 30,
	2018	2018	2017
Deferred tax assets:
Other differences	$2,870	$1,785	$11
Tax losses	7,851	6,515	3,878
Fixed assets	621	1,740	1,098
Total deferred tax assets	11,342	10,040	4,987
Valuation allowances	(11,342)	(10,040)	(4,987)
Net deferred tax asset (liability)	$—	$—	$—